Reportable Segments (Assets Segments)(Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets	$ 50,330	$ 48,904	$ 20,897
Investment In ETP [Member]
Assets	43,702	43,230	15,519
Investment In Regency [Member]
Assets	8,782	8,123	5,568
Investment in Trunkline LNG [Member]
Assets	1,338	1,917	0
Corporate and Other [Member]
Assets	720	707	470
Adjustments and Eliminations [Member]
Assets	$ (4,212)	$ (5,073)	$ (660)